GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GOODWILL
GOODWILL
6.	GOODWILL

Goodwill is tested annually for impairment on October 1 or upon a triggering event. No triggering events were identified in the three months ended March 31, 2022.

Goodwill changed during the three months ended March 31, 2022 (in thousands):

	Goodwill	Accumulated
	before	impairment
	impairment	charge	Goodwill – net
December 31, 2021	$2,028,245	$(525,000)	$1,503,245
Effects of fluctuations in foreign currency exchange rates	1,862	—	1,862
March 31, 2022	$2,030,107	$(525,000)	$1,505,107

6.    GOODWILL

Goodwill was tested for impairment as of October 1, 2021 and 2020. The Company did not recognize a goodwill impairment charge during the year ended December 31, 2021 or 2020. The fair value of the Goodwill was estimated using both market indicators of fair value and the expected present value of future cash flows. As of December 31, 2021 and 2020, the accumulated impairment loss on Goodwill was $525.0 million.

Goodwill changed during the years presented as follows (in thousands):

	Goodwill	Accumulated
	before	impairment
	impairment	charge	Goodwill – net
December 31, 2019	$1,954,521	$(525,000)	$1,429,521
Effects of fluctuations in foreign currency exchange rates	1,316	—	1,316
December 31, 2020	1,955,837	(525,000)	1,430,837
Goodwill related to acquisition	75,782	—	75,782
Effects of fluctuations in foreign currency exchange rates	(3,374)	—	(3,374)
December 31, 2021	$2,028,245	$(525,000)	$1,503,245